Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment, net	$ 6,063,908,000	$ 6,229,143,000
Intangible assets, net	1,465,965,000	1,660,859,000
Investments in non-consolidated companies	805,568,000	640,294,000
Other equity investments		21,572,000
Other investments - non-current	118,155,000	128,335,000
Deferred tax assets	181,606,000	153,532,000
Receivables, net	151,905,000	183,329,000
Non-current assets	8,787,107,000	9,017,064,000
Inventories	2,524,341,000	2,368,304,000
Receivables and prepayments, net	155,885,000	135,699,000
Current tax assets	121,332,000	132,334,000
Trade receivables	1,737,366,000	1,214,060,000
Derivative financial instruments	9,173,000	8,230,000
Other investments - current	487,734,000	1,192,306,000
Cash and cash equivalents	428,361,000	330,221,000
Current assets	5,464,192,000	5,381,154,000
Total assets	14,251,299,000	14,398,218,000
Capital and reserves attributable to owners of the parent	11,782,882,000	11,482,185,000
Non-controlling interests	92,610,000	98,785,000
Total equity	11,875,492,000	11,580,970,000
Borrowings	29,187,000	34,645,000
Deferred tax liabilities to be recovered after 12 months	379,039,000	457,970,000
Other liabilities	213,129,000	217,296,000
Provisions	36,089,000	36,438,000
Non-current liabilities	657,444,000	746,349,000
Borrowings	509,820,000	931,214,000
Derivative financial instruments	11,978,000	39,799,000
Current tax liabilities	250,233,000	102,405,000
Other liabilities current	165,693,000	157,705,000
Provisions	24,283,000	32,330,000
Customer advances	62,683,000	56,707,000
Trade payables	693,673,000	750,739,000
Current liabilities	1,718,363,000	2,070,899,000
Total liabilities	2,375,807,000	2,817,248,000
Total equity and liabilities	$ 14,251,299,000	$ 14,398,218,000